Putnam Fixed Income Absolute Return Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Fixed Income Absolute Return Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.

Example
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Fixed Income Absolute Return Fund | Class A | USD ($)	295	444	606	1,076

Average annual total returns after sales charges (for periods ended 12/31/17)
Average Annual Total Returns - Putnam Fixed Income Absolute Return Fund - Class A	1 Year	5 Years	Since Inception	Inception Date
Class A before taxes	2.87%	1.75%	2.32%	Dec. 23, 2008
Class A | after taxes on distributions	0.96%	0.05%	1.11%	Dec. 23, 2008
Class A | after taxes on distributions and sale of fund shares	1.62%	0.55%	1.26%	Dec. 23, 2008